Inventory	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory	Inventory Inventory consisted of:

	As of December 31,
(In millions)	2019	2018
Fuel oil	$73	$74
Coal	93	97
Natural gas	21	28
Spare parts	196	213
Total Inventory	$383	$412